Debt - Schedule of long-term debt instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total debt, gross	$ 727,890	$ 453,608
Deferred finance charges	(14,003)	(14,112)
Total debt, net of deferred finance charges	713,887	439,496
Sale and leaseback facility | Vessel financing (Mount Norefjell)
Debt Instrument [Line Items]
Total debt, gross	58,810	61,297
Sale and leaseback facility | Vessel financing (Mount Ita)
Debt Instrument [Line Items]
Total debt, gross	58,814	61,302
Sale and leaseback facility | Vessel financing (Mount Etna)
Debt Instrument [Line Items]
Total debt, gross	59,346	61,812
Sale and leaseback facility | Vessel financing (Mount Blanc)
Debt Instrument [Line Items]
Total debt, gross	59,253	61,681
Sale and leaseback facility | Vessel financing (Mount Matterhorn)
Debt Instrument [Line Items]
Total debt, gross	60,495	62,509
Sale and leaseback facility | Vessel financing (Mount Neblina)
Debt Instrument [Line Items]
Total debt, gross	60,494	62,509
Sale and leaseback facility | Vessel financing (Mount Hua)
Debt Instrument [Line Items]
Total debt, gross	61,535	13,683
Sale and leaseback facility | Vessel financing (Mount Bandeira)
Debt Instrument [Line Items]
Total debt, gross	61,535	13,683
Sale and leaseback facility | Vessel financing (Mount Elbrus)
Debt Instrument [Line Items]
Total debt, gross	61,535	13,783
Sale and leaseback facility | Vessel financing (Mount Denali)
Debt Instrument [Line Items]
Total debt, gross	62,025	13,783
Sale and leaseback facility | Vessel financing (Mount Aconcagua)
Debt Instrument [Line Items]
Total debt, gross	62,024	13,783
Sale and leaseback facility | Vessel financing (Mount Emai)
Debt Instrument [Line Items]
Total debt, gross	$ 62,024	$ 13,783